Intangible Assets - Intangible Assets (Details) (USD $)	Dec. 30, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 16,247,580	$ 16,247,580
Accumulated amortization	(5,040,567)	(3,440,153)
Net	11,207,013	12,807,427
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	10,000,000	10,000,000
Accumulated amortization	(3,083,333)	(2,583,333)
Net	6,916,667	7,416,667
Franchise agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	643,859	643,859
Accumulated amortization	(470,890)	(206,987)
Net	172,969	436,872
Favorable leases
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	108,709	108,709
Accumulated amortization	(91,269)	(76,469)
Net	17,440	32,240
Reacquired rights
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,495,012	5,495,012
Accumulated amortization	(1,395,075)	(573,364)
Net	$ 4,099,937	$ 4,921,648